Other Long-term Payable	12 Months Ended
Dec. 31, 2011
Other Long-term Payable
Other Long-term Payable

15.                Other Long-term Payable

The following is a summary of other long-term payables as of December 31, 2010 and 2011 (in thousands):

	December 31,	December 31,
	2010	2011
	RMB	RMB
RSU long-term payable (see Note 2(n))	33,122	63,690
Other	220	200
	33,342	63,890